UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Knighthead Capital Management, LLC

Address:   623 Fifth Avenue
           29th Floor
           New York, NY 10022


Form 13F File Number: 028-14346


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Wagner
Title:  Managing Member
Phone:  (212) 356-2900

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas Wagner                  New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      204,223
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14351             Knighthead GP, LLC
----  --------------------  ----------------------------------------------------
2     028-14353             Thomas Wagner
----  --------------------  ----------------------------------------------------
3     028-14354             Ara Cohen
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD            COM              02503Y103   38,110 5,587,977 SH       DEFINED    1,2,3    5,587,977      0    0
ASHLAND INC NEW             COM              044209104    3,311    75,000 SH       DEFINED    1,2,3       75,000      0    0
AUGUSTA RES CORP            COM NEW          050912203    1,616   544,300 SH       DEFINED    1,2,3      544,300      0    0
CHEMTURA CORP               COM NEW          163893209    5,987   596,882 SH       DEFINED    1,2,3      596,882      0    0
DANA HLDG CORP              COM              235825205    1,838   175,000 SH       DEFINED    1,2,3      175,000      0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS     G10082140   13,437   626,431 SH       DEFINED    1,2,3      626,431      0    0
GENERAL MTRS CO             COM              37045V100    5,737   284,274 SH       DEFINED    1,2,3      284,274      0    0
GRAPHIC PACKAGING HLDG CO   COM              388689101   21,569 6,251,795 SH       DEFINED    1,2,3    6,251,795      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -        N53745100    5,371   219,860 SH       DEFINED    1,2,3      219,860      0    0
MERCER INTL INC             COM              588056101   12,850 1,889,736 SH       DEFINED    1,2,3    1,889,736      0    0
NORDION INC                 COM              65563C105   10,578 1,199,267 SH       DEFINED    1,2,3    1,199,267      0    0
PENDRELL CORP               COM              70686R104    8,203 3,645,703 SH       DEFINED    1,2,3    3,645,703      0    0
SOLUTIA INC                 COM NEW          834376501    4,775   371,582 SH       DEFINED    1,2,3      371,582      0    0
SPRINT NEXTEL CORP          COM SER 1        852061100    6,232 2,050,000 SH       DEFINED    1,2,3    2,050,000      0    0
FASTENAL CO                 COM              311900104    3,809   100,000     PUT  DEFINED    1,2,3      100,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q   780097754    7,826   688,262 SH       DEFINED    1,2,3      688,262      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S    780097739    8,093   728,483 SH       DEFINED    1,2,3      728,483      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T    780097713   37,139 3,082,062 SH       DEFINED    1,2,3    3,082,062      0    0
SAVIENT PHARMACEUTICALS INC NOTE 4.750% 2/0  80517QAA8    4,464 6,400,000 SH       DEFINED    1,2,3    6,400,000      0    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V118    1,950   167,520 SH       DEFINED    1,2,3      167,520      0    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V126    1,328   167,520 SH       DEFINED    1,2,3      167,520      0    0


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